Short-Term and Long-Term Borrowings (Details 2) - USD ($)		Dec. 31, 2018	Dec. 31, 2017
Debt Instrument [Line Items]
Total		$ 7,203,357	$ 1,801,887
Pennsylvania Industrial Development Authority [Member]
Debt Instrument [Line Items]
Total	[1]	658,234	748,132
East West Bank - long term [Member]
Debt Instrument [Line Items]
Total	[2]	729,141	$ 916,667
Machinery and Equipment Loan Agreement [Member] | Pennsylvania Industrial Development Authority [Member]
Debt Instrument [Line Items]
2019		89,898
2020		91,484
2021		93,098
2022		94,740
2023		96,411
Thereafter		282,501
Total		748,132
Delayed Draw Term Loan Agreement [Member] | East West Bank - long term [Member]
Debt Instrument [Line Items]
2019		200,000
2020		200,000
2021		200,000
2022		200,000
2023		129,141
Thereafter
Total		$ 929,141

[1]	On September 28, 2016, Fuling USA entered into a ten-year Machinery and Equipment Loan Agreement with the Pennsylvania Industrial Development Authority for $937,600, with fixed interest rate of 1.75%. This loan has been collateralized by the machinery and equipment, worth approximately $1.72 million. As of December 31, 2018, the amount of long-term borrowing was $748,132, and it consists of $89,898 of which is due within a year and $658,234 that is due over a year.
[2]	On March 9, 2017, Fuling USA entered into a Delayed Draw Term Loan agreement with East West Bank for $1,000,000. The amount drawn will be turned into a 5-year term loan at LIBOR rate plus 3.00%. The loan is guaranteed by Fuling Global. Fuling USA is required to make a restricted deposit of $73,336 for one year with an initial interest rate of 4.19% per annum. The restricted deposit was increased to $121,639 in June 2018. The agreement requires Fuling USA to comply with certain financial covenants and ratios, including to maintain minimum debt service coverage ratio of 1.25 times and to maintain maximum total debt to equity ratio of 3.0 times etc. Fuling USA's compliance with these covenants will be reviewed semi-annually at December 31th and December 31th. Fuling USA was in compliance as of December 31, 2018. On April 7 and December 1, 2017, Fuling USA drew down $500,000 (April 2017 Loan) and $500,000 (December 2017 Loan), respectively. April 2017 loan will expire April 7, 2023 and December 2017 loan will expire on December 1, 2023. Both April 2017 loan and December 2017 loan require interest only payment for the first year and require interest and principal payments for years from second year to sixth year. The effective rate was 4.11% per annum. As of December 31, 2018, the amount of long-term borrowing was $929,141, and it consists of $200,000 of which is due within a year and $729,141 which is due over a year.